Note 22 - Interest-Bearing Loans and Borrowings - Debt Interest Rates (Details) - BRL (R$) R$ in Millions	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018 [1]
Statement Line Items [Line Items]
Balance, current	R$ 653.1	R$ 1,941.1	R$ 1,699.3
Balance, non-current	2,409.7	2,162.4	R$ 2,831.2
Debt denominated in USD [member] | Fixed interest rate [member]
Statement Line Items [Line Items]
Balance, current	10.9	32.4
Balance, non-current	8.1	9.9
Debt denominated in USD [member] | Floating interest rate [member]
Statement Line Items [Line Items]
Balance, current	95.1	538.8
Balance, non-current	0.2	91.2
Debt denominated in CAD dollars [member] | Fixed interest rate [member]
Statement Line Items [Line Items]
Balance, current	38.0	25.2
Balance, non-current	205.7	120.4
Debt denominated in CAD dollars [member] | Floating interest rate [member]
Statement Line Items [Line Items]
Balance, current	0.5	743.9
Balance, non-current		9.3
Debt denominated in other Latin American currencies [member] | Fixed interest rate [member]
Statement Line Items [Line Items]
Balance, current	34.3	26.1
Balance, non-current	313.6	235.2
Reais debt [member] | Fixed interest rate [member]
Statement Line Items [Line Items]
Balance, current	423.9	462.2
Balance, non-current	1,634.3	1,442.9
Reais debt [member] | Floating interest rate [member]
Statement Line Items [Line Items]
Balance, current	10.0	75.3
Balance, non-current	161.8	162.3
Reais debt related to ICMS [member] | Fixed interest rate [member]
Statement Line Items [Line Items]
Balance, current	40.4	37.2
Balance, non-current	R$ 86.0	R$ 91.2
Weighted average [member] | Debt denominated in USD [member] | Fixed interest rate [member]
Statement Line Items [Line Items]
Average rate percentage	4.73%	4.40%
Weighted average [member] | Debt denominated in USD [member] | Floating interest rate [member]
Statement Line Items [Line Items]
Average rate percentage	4.10%	3.59%
Weighted average [member] | Debt denominated in CAD dollars [member] | Fixed interest rate [member]
Statement Line Items [Line Items]
Average rate percentage	3.50%	3.50%
Weighted average [member] | Debt denominated in CAD dollars [member] | Floating interest rate [member]
Statement Line Items [Line Items]
Average rate percentage	2.71%	2.43%
Weighted average [member] | Debt denominated in other Latin American currencies [member] | Fixed interest rate [member]
Statement Line Items [Line Items]
Average rate percentage	9.95%	10.02%
Weighted average [member] | Reais debt [member] | Fixed interest rate [member]
Statement Line Items [Line Items]
Average rate percentage	7.80%	10.00%
Weighted average [member] | Reais debt [member] | Floating interest rate [member]
Statement Line Items [Line Items]
Average rate percentage	9.33%	9.08%
Weighted average [member] | Reais debt related to ICMS [member] | Fixed interest rate [member]
Statement Line Items [Line Items]
Average rate percentage	6.05%	5.79%

[1]	2018 restated to reflect the impact of adoption of IFRS 16 with full retrospective application (Note 3).